Document and Entity Information	Feb. 24, 2023
Prospectus:
Document Type	497
Document Period End Date	Feb. 24, 2023
Entity Registrant Name	PACE® Select Advisors Trust
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 24, 2023
Document Effective Date	Feb. 24, 2023
Prospectus Date	Nov. 28, 2022
PACE Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX
PACE Alternative Strategies Investments | Class P2
Prospectus:
Trading Symbol	PAPTX